Notes Payable and Lines of Credit	12 Months Ended
Mar. 31, 2017
Notes Payable [Abstract]
Notes Payable and Lines of Credit
6. Notes Payable and Lines of Credit

Lines of credit consist of the following:

	As of March 31,
	2017	2016
Hendel $100,000 revolving line of credit due to financial institution, bore interest at prime plus 4.5% (8.5% and 8.00%, respectively, interest only payable monthly and matured on March 31, 2017 (Deconsolidated - see Note 1).	$-	$88,764

BAHA $150,000 line of credit due to a financial institution, bears interest at prime rate plus 3% (7.0% and 6.50%, respectively), interest only payable monthly and matured in March 2017, currently due on demand.	62,500	100,000

	$62,500	$188,764

Note Payable – Related Party (Chindris)

On November 17, 2016, AMM entered into a promissory note agreement with Liviu Chindris, M.D. (“Chindris Note”), a minority shareholder in APS, pursuant to which the Company borrowed the principal amount of $400,000 at an interest rate of 12% per annum. The Chindris Note required repayment of the outstanding principal and accrued interest, in full, on or before February 18, 2017. In connection with the issuance of the Chindris Note, the Company also issued a two-year stock purchase warrant Dr. Chindris (the “Chindris Warrant”) to purchase up to 5,000 shares of the Company’s common stock at an exercise price of $9.00 per share. The relative fair value of the Chindris Warrant was $6,880 and was recorded as debt discount to be amortized over the term of the Chindris Note using the straight-line method, which approximates the effective interest method. The Company amortized $6,880 of debt discount to interest expense for the year ended March 31, 2017. The Chindris Note was fully repaid prior to March 31, 2017.

Note Payable – Related Party (NMM)

In connection with the Merger Agreement (see Note 10), on January 3, 2017, the Company issued a promissory note to NMM in the amount of $5,000,000. Interest is due quarterly at the rate of Prime plus 1%, or 5% at March 31, 2017, with the entire principal balance being due on January 3, 2019. In the event of default, as defined, all unpaid principal and interest will become due and payable.

NNA Credit Agreements

In 2013, the Company entered into a $2.0 million secured revolving credit facility (the “Revolving Credit Agreement”) with NNA, an affiliate of Fresenius Medical Care Holdings, Inc.  On December 20, 2013, the Company entered into the First Amendment to the Credit Agreement (the “Amended Credit Agreement”), which increased the revolving credit facility from $2 million to $4 million.  This facility was repaid in October 2015, as explained in more detail below.

2014 NNA Financing

On March 28, 2014, the Company entered into a Credit Agreement (the “Credit Agreement”) pursuant to which NNA, extended to the Company (i) a $1,000,000 revolving line of credit (the “Revolving Loan”) and (ii) a $7,000,000 term loan (the “Term Loan”). The Company drew down the full amount of the Revolving Loan on October 23, 2014 (see Note 7).

	For The Years Ended March 31,
	2017	2016
Interest expense	$82,905	$323,708
Amortization of loan fees and discount, net of out of period adjustment (Note 12)	-	(141,066)

	$82,905	$182,642